UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

August 31, 2021

Loncar Cancer Immunotherapy ETF

Ticker: CNCR

Loncar China BioPharma ETF

Ticker: CHNA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Loncar ETFs

Loncar Cancer Immunotherapy ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR” or the “Fund”). The following information pertains to the current fiscal period of September 1, 2020, through August 31, 2021 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index tracks the performance of a basket of companies that develop therapies to treat cancer by harnessing the body’s own immune system. It contains both leading large pharmaceutical companies and growth-oriented biotechnology companies.

The Fund had positive performance during the current fiscal period. The market price for CNCR increased 15.09% and the net asset value (“NAV”) increased 15.11%, while the S&P 500 Index, a broad market index, gained 31.17% over the same period. The Fund’s Index returned positive 16.05%.

The biotechnology sector has been in focus since the beginning of the COVID-19 pandemic. This tragic event has illustrated to the world the value that biotech delivers to society. We believe this has caused a renewed interest from the investment community to invest in life sciences more broadly that has contributed to the positive return of the fund during the current fiscal period.

Another factor that has contributed to CNCR’s performance during the fiscal period has been success in developing new medicines. During this time, CNCR held companies have achieved approvals of the first ever cell therapy for multiple myeloma, a GD2 targeting immunotherapy for neuroblastoma, and a HER2 targeting breast cancer medicine that has an enhanced Fc region leading to improved interaction with the immune system. Furthermore, advances in antibody engineering have enabled cancer immunotherapy companies to work on bi-specific antibodies and fusion proteins that target more than one antigen, an area of cancer research that has caught investor attention and we believe is particularly promising.

Finally, CNCR companies have created value over the current fiscal period by achieving valuable partnerships with large pharmaceutical companies. For example, a large company recently increased its stake to 19.5% from 13% in a CNCR company that is a leader in developing TIGIT inhibitors and adenosine antagonists. Another CNCR company licensed out its Fc sparing PD-1 inhibitor to a large pharma. Lastly, it was recently announced that a leading developer of CD47 inhibitor immunotherapies held by the fund will be acquired by a large company. These types of deals have all contributed to CNCR’s positive performance.

Loncar Cancer Immunotherapy ETF

Letter to Shareholders

(Unaudited) (Continued)

The Fund commenced operations on October 13, 2015, and has 1,450,000 outstanding shares as of August 31, 2021.

We appreciate your investment in CNCR.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained.

The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500® Index (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Loncar Cancer Immunotherapy Index is an index of 25 securities that have a strategic focus on the area of cancer immunotherapy or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar China BioPharma ETF (“CHNA” or the “Fund”). The following information pertains to the current fiscal period of September 1, 2020, through August 31, 2021 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar China BioPharma Index (the “Index”). The Index tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry.

The Fund had positive performance during the current fiscal period. The market price for CHNA increased 19.72% and the NAV increased 20.26%, while the Nasdaq Biotechnology Index, a broad market index, gained 25.46% over the same period. The Fund’s Index returned positive 21.12%.

The Fund was launched over three years ago because we believed signs were emerging that innovative drug development might be set to flourish in China. Since then, the growth in the number of innovative Chinese biopharmaceutical companies and the quantity and quality of research happening in China today further strengthen our belief.

When CHNA was launched three years ago, it held 28 companies. Today CHNA holds 66 companies. A boom of initial public offerings (IPOs) by innovative biopharmaceutical companies on the Hong Kong Stock Exchange has fueled this growth. Additionally, a handful of Chinese biotech companies have chosen to list on Nasdaq during this time given Nasdaq’s long record of expertise in the sector. We believe that investor enthusiasm for investing in life sciences in Asia is one factor that has contributed to the Fund’s positive performance over the previous fiscal period.

Another important factor for us is scientific innovation. For example, over the previous fiscal period, Chinese companies held by the Fund have successfully developed COVID vaccines that have been commercialized around the world. We have also seen CHNA held companies develop cancer medicines such as PD-1 inhibitors, BTK inhibitors, and a CAR-T cell therapy that are now approved in China. Additionally, there have been a handful of partnership deals where multinational companies have licensed-in assets for global markets that were discovered by Chinese companies. We believe these items are validations of Chinese science that has also contributed to the Fund’s positive performance over the previous fiscal period.

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited) (Continued)

The Fund commenced operations on August 14, 2018, and has 400,000 outstanding shares of August 31, 2021.

We appreciate your investment in CHNA.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, such as China, it is more likely to be impacted by events or conditions affecting that country or region. A significant portion of the Fund’s assets will be invested in the biotechnology and pharmaceutical industries, which expose the Fund to the risks of the following sector. Companies in the health care sector are subject to extensive government regulation. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the health care sector may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.

The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the investments. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is considered non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund is not actively managed and the Fund’s sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government.

The Nasdaq Biotechnology Index -An index designed to track the performance of a set of securities listed on The Nasdaq Stock Market” (Nasdaq®) that are classified as either biotechnology or pharmaceutical companies and is a modified market capitalization weighted index. Quotes for the Index can be found under the symbol “XNBI” on the Bloomberg Professional service and other financial data providers.

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited) (Continued)

The Loncar China BioPharma Index -an index that tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry. Quotes for the Index can be found under the symbol “LCHINA” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar China BioPharma ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

Performance Summary

(Unaudited)

Growth of $10,000

Average Annual Returns August 31, 2021	1 Year	3 Years	5 Years	Since Inception (10/13/2015)
Loncar Cancer Immunotherapy ETF - NAV	15.11%	6.32%	5.43%	4.00%
Loncar Cancer Immunotherapy ETF - Market	15.09%	6.43%	5.45%	4.02%
Loncar Cancer Immunotherapy Index	16.05%	7.10%	6.19%	4.83%
S&P 500® Index	31.17%	18.07%	18.02%	17.09%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 13, 2015 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-617-0004. Per the prospectus dated December 31, 2020, the gross expense ratio is 0.79%.

Loncar China BioPharma ETF

Performance Summary

(Unaudited)

Growth of $10,000

Average Annual Returns August 31, 2021	1 Year	3 Years	Since Inception (8/14/2018)
Loncar China BioPharma ETF - NAV	20.26%	15.44%	15.19%
Loncar China BioPharma ETF - Market	19.72%	14.80%	14.72%
Loncar China BioPharma Index	21.12%	16.44%	16.17%
Nasdaq Biotechnology Index	25.46%	11.65%	12.95%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 14, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-617-0004. Per the prospectus dated December 31, 2020, the gross expense ratio is 0.79%.

Loncar Cancer Immunotherapy ETF

Portfolio Allocation

As of August 31, 2021 (Unaudited)

Industry Group	Percentage of Net Assets
Biotechnology ♦	86.4%
Pharmaceuticals	13.6
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

Country	Percentage of Net Assets
United States	70.6%
Canada	9.0
China	6.3
Denmark	3.7
Netherlands	3.6
Switzerland	3.4
United Kingdom	3.4
Total	100.0%

♦

To the extent that a Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

Loncar China BioPharma ETF

Portfolio Allocation

As of August 31, 2021 (Unaudited)

Industry Group	Percentage of Net Assets
Biotechnology ♦	60.4%
Pharmaceuticals	21.3
Biotechnology Services	9.6
Diagnostics	4.6
Pharmaceutical Manufacturing	2.6
Pharmaceutical Distribution	1.5
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

Country	Percentage of Net Assets
China	89.2%
Hong Kong	9.3
United States	1.5
Total	100.0%

♦

To the extent that a Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

Loncar Cancer Immunotherapy ETF

Schedule of Investments

August 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Biotechnology — 86.4% (a)
58,600	Allogene Therapeutics, Inc. (b)	$1,397,610
24,738	ALX Oncology Holdings, Inc. (b)	1,731,660
60,673	Arcus Biosciences, Inc. (b)	1,769,831
25,656	AstraZeneca plc - ADR	1,495,232
104,976	Atara Biotherapeutics, Inc. (b)	1,572,541
4,277	BeiGene, Ltd. - ADR (b)	1,318,599
44,542	Bluebird Bio, Inc. (b)	815,119
22,401	Bristol-Myers Squibb Company	1,497,731
17,072	Fate Therapeutics, Inc. (b)	1,250,524
34,600	Genmab AS - ADR (b)	1,639,694
21,787	Gilead Sciences, Inc.	1,585,658
16,160	IGM Biosciences, Inc. (b)	1,150,754
20,586	I-Mab - ADR (b)	1,459,959
101,245	ImmunityBio, Inc. (b)	1,152,168
90,122	Instil Bio, Inc. (b)	1,698,800
36,738	Legend Biotech Corporation - ADR (b)	1,406,698
68,930	MacroGenics, Inc. (b)	1,627,437
19,825	Merck & Company, Inc.	1,512,449
84,617	Nektar Therapeutics (b)	1,309,871
2,838	Regeneron Pharmaceuticals, Inc. (b)	1,911,109
45,620	Replimune Group, Inc. (b)	1,448,891
57,310	Rubius Therapeutics, Inc. (b)	1,244,773
52,161	Shattuck Labs, Inc. (b)	1,102,162
155,625	Trillium Therapeutics, Inc. (b)	2,681,419
40,535	Xencor, Inc. (b)	1,372,920
40,222	Y-mAbs Therapeutics, Inc. (b)	1,238,033
		38,391,642
	Pharmaceutical — 13.6%
4,887	Argenx SE - ADR (b)	1,617,695
12,202	CRISPR Therapeutics AG (b)	1,524,640
65,235	Iovance Biotherapeutics, Inc. (b)	1,570,206
40,169	Zymeworks, Inc. (b)	1,325,176
		6,037,717
	TOTAL COMMON STOCKS (Cost $39,794,445)	44,429,359

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Schedule of Investments
August 31, 2021 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
26,348	First American Government Obligations Fund - Class X - 0.03% (c)	$26,348
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,348)	26,348
	TOTAL INVESTMENTS (Cost $39,820,793) — 100.1%	44,455,707
	Liabilities in Excess of Other Assets — (0.1)%	(16,950)
	NET ASSETS — 100.0%	$44,438,757

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of August 31, 2021.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments

August 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 100.0%
	Biotechnology — 60.4% (a)
289,500	3SBio, Inc. (b)	$322,728
9,895	Adagene, Inc. - ADR (b)	155,351
39,000	Akeso, Inc. (b)	201,585
86,000	Alphamab Oncology (b)	221,155
134,000	Antengene Corporation, Ltd. (b)	222,261
42,200	Ascentage Pharma Group International (b)	209,444
1,010	BeiGene, Ltd. - ADR (b)	311,383
76,500	Brii Biosciences, Ltd. (b)	355,089
7,200	CanSino Biologics, Inc. - H Shares (b)	284,580
65,000	CARsgen Therapeutics Holdings, Ltd. (b)	332,215
2,296,000	CK Life Sciences Int’l Holdings, Inc.	239,125
10,851	Connect Biopharma Holdings, Ltd. - ADR (b)	254,673
129,500	CStone Pharmaceuticals (b)	217,794
179,000	Essex Bio-technology, Ltd.	151,212
31,000	Everest Medicines, Ltd. (b)	191,325
48,000	Genscript Biotech Corporation (b)	228,047
16,468	Gracell Biotechnologies, Inc. - ADR (b)	171,761
153,000	HBM Holdings, Ltd. (b)	143,216
345,000	Hua Medicine (b)	204,054
5,896	Hutchmed China, Ltd. - ADR (b)	237,963
3,190	I-Mab - ADR (b)	226,235
113,000	Immunotech Biopharm, Ltd. (b)	229,564
79,000	InnoCare Pharma, Ltd. (b)	220,930
34,000	Innovent Biologics, Inc. (b)	274,104
98,100	Jacobio Pharmaceuticals Group Company, Ltd. (b)	233,098
101,500	JHBP CY Holdings, Ltd. (b)	142,514
98,500	JW Cayman Therapeutics Company, Ltd. (b)	208,972
30,000	Keymed Biosciences, Inc. (b)	196,532
25,000	Kintor Pharmaceutical, Ltd. (b)	250,728
5,741	Legend Biotech Corporation - ADR (b)	219,823
82,500	Ocumension Therapeutics (b)	201,547
19,500	Remegen Company, Ltd. - H Shares (b)	251,982
22,400	Shanghai Haohai Biological Technology Company, Ltd. - H Shares	190,666
58,300	Shanghai Henlius Biotech, Inc. - H Shares (b)	201,646

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments
August 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Biotechnology — 60.4% (a) (Continued)
36,200	Shanghai Junshi Biosciences Company, Ltd. - H Shares (b)	$204,800
389,500	Sino Biopharmaceutical, Ltd.	326,029
240,000	Viva Biotech Holdings	209,223
14,957	WuXi AppTec Company, Ltd. - H Shares	298,088
2,360	Zai Lab, Ltd. - ADR (b)	341,020
163,000	Zhaoke Ophthalmology, Ltd. (b)	150,900
		9,233,362
	Biotechnology Services — 9.6%
94,000	Austar Lifesciences, Ltd. (b)	300,347
17,900	Hangzhou Tigermed Consulting Company, Ltd. - H Shares	317,615
14,800	Joinn Laboratories China Company, Ltd. - H Shares	196,386
14,900	Pharmaron Beijing Company, Ltd. - H Shares	330,670
20,500	Wuxi Biologics Cayman, Inc. (b)	317,357
		1,462,375
	Diagnostics — 4.6%
10,487	Burning Rock Biotech, Ltd. - ADR (b)	195,373
17,171	Genetron Holdings, Ltd. - ADR (b)	228,202
28,000	New Horizon Health, Ltd. (b)	171,549
72,000	Suzhou Basecare Medical Corporation, Ltd. - H Shares (b)	107,204
		702,328
	Pharmaceutical Distribution — 1.5%
89,500	Sinopharm Group Company, Ltd. - H Shares	229,925

	Pharmaceutical Manufacturing — 2.6%
379,000	SSY Group, Ltd.	235,859
224,800	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares	155,795
		391,654
	Pharmaceuticals — 21.3%
462,000	Ascletis Pharma, Inc. (b)	167,517
291,500	China Grand Pharmaceutical and Healthcare Holdings, Ltd.	232,380
119,000	China Medical System Holdings, Ltd.	233,185
457,500	China Resources Pharmaceutical Group, Ltd.	238,240
254,880	CSPC Pharmaceutical Group, Ltd.	323,461

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments

August 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Pharmaceuticals — 21.3% (Continued)
91,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	$232,375
95,500	Hansoh Pharmaceutical Group Company, Ltd.	260,934
61,370	Livzon Pharmaceutical Group, Inc. - H Shares	226,862
452,000	Luye Pharma Group, Ltd. (b)	241,188
35,000	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	224,562
425,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd. - H Shares	226,780
118,900	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	236,047
701,000	Sihuan Pharmaceutical Holdings Group, Ltd.	208,208
212,000	Simcere Pharmaceutical Group, Ltd.	212,617
		3,264,356
	TOTAL COMMON STOCKS (Cost $14,840,908)	15,284,000

	SHORT-TERM INVESTMENTS — 0.1%
13,274	First American Government Obligations Fund, Class X - 0.03% (c)	13,274
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,274)	13,274
	TOTAL INVESTMENTS (Cost $14,854,182) — 100.1%	15,297,274
	Liabilities in Excess of Other Assets - (0.1)%	(9,812)
	NET ASSETS — 100.0%	$15,287,462

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of August 31, 2021.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Statements of Assets and Liabilities

August 31, 2021

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
ASSETS
Investments in securities, at value*	$44,455,707	$15,297,274
Dividends and interest receivable	11,943	921
Total assets	44,467,650	15,298,195

LIABILITIES
Management fees payable	28,893	10,733
Total liabilities	28,893	10,733

NET ASSETS	$44,438,757	$15,287,462

Net assets consist of:
Paid-in capital	$58,861,761	$15,473,437
Total distributable earnings (accumulated deficit)	(14,423,004)	(185,975)
Net assets	$44,438,757	$15,287,462

Net asset value:
Net assets	$44,438,757	$15,287,462
Shares outstanding^	1,450,000	400,000
Net asset value, offering and redemption price per share	$30.65	$38.22

* Identified Cost:
Investment in securities	$39,820,793	$14,854,182

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Statements of Operations

For the Fiscal Year Ended August 31, 2021

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
INCOME
Dividends +	$189,918	$107,338
Interest	10	6
Total investment income	189,928	107,344

EXPENSES
Management fees	355,536	114,143
Total expenses	355,536	114,143

Net investment income (loss)	(165,608)	(6,799)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	6,112,868	2,888,922
Foreign currency transactions	—	(408)
Change in unrealized appreciation (depreciation) on:
Investments	(248,054)	(511,517)
Foreign currency translation	—	(60)
Net realized and unrealized gain (loss) on investments	5,864,814	2,376,937
Net increase (decrease) in net assets resulting from operations	$5,699,206	$2,370,138

+	Net of foreign withholding taxes of $0 and $6,150, respectively.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2021	Year Ended August 31, 2020
OPERATIONS
Net investment income (loss)	$(165,608)	$(118,294)
Net realized gain (loss) on investments	6,112,868	4,358,754
Change in unrealized appreciation (depreciation) on investments	(248,054)	6,676,917
Net increase (decrease) in net assets resulting from operations	5,699,206	10,917,377

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(432,179)	—
Total distributions to shareholders	(432,179)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,204,950	17,116,005
Payments for shares redeemed	(4,325,875)	(21,935,295)
Net increase (decrease) in net assets derived from capital share transactions (a)	(1,120,925)	(4,819,290)
Net increase (decrease) in net assets	$4,146,102	$6,098,087

NET ASSETS
Beginning of year	$40,292,655	$34,194,568
End of year	$44,438,757	$40,292,655

(a)	A summary of capital shares transactions is as follows:

	Shares	Shares
Subscriptions	100,000	700,000
Redemptions	(150,000)	(950,000)
Net increase (decrease)	(50,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2021	Year Ended August 31, 2020
OPERATIONS
Net investment income (loss)	$(6,799)	$40,850
Net realized gain (loss) on investments and foreign currency transactions	2,888,514	2,235,144
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(511,577)	949,270
Net increase (decrease) in net assets resulting from operations	2,370,138	3,225,264

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(57,982)	(17,106)
Total distributions to shareholders	(57,982)	(17,106)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,039,763	10,248,468
Payments for shares redeemed	(7,039,908)	(8,359,280)
Transaction fees (Note 6)	1,251	1,428
Net increase (decrease) in net assets derived from capital share transactions (a)	1,001,106	1,890,616
Net increase (decrease) in net assets	$3,313,262	$5,098,774

NET ASSETS
Beginning of year	$11,974,200	$6,875,426
End of year	$15,287,462	$11,974,200

(a)	A summary of capital shares transactions is as follows:

	Shares	Shares
Subscriptions	200,000	375,000
Redemptions	(175,000)	(300,000)
Net increase (decrease)	25,000	75,000

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Financial Highlights

For a capital share outstanding throughout each year

	For the Year Ended August 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$26.86	$19.54	$25.73	$25.69	$24.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.11)	(0.07)	(0.05)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments (3)	4.19	7.39	(6.14)	0.48	1.67
Total income (loss) from investment operations	4.08	7.32	(6.19)	0.39	1.61

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.29)	—	—	(0.35)	—
Total distributions	(0.29)	—	—	(0.35)	—

Net asset value, end of year	$30.65	$26.86	$19.54	$25.73	$25.69

Total return	15.11%	37.47%	-24.05%	1.63%	6.65%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$44,439	$40,293	$34,195	$59,172	$41,097

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss) to average net assets	(0.37)%	(0.32)%	(0.26)%	(0.34)%	(0.25)%
Portfolio turnover rate (2)	58%	53%	58%	78%	34%

(1)	Calculated based on average shares outstanding during the period.
(2)	Excludes the impact of in-kind transactions
(3)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Financial Highlights

For a capital share outstanding throughout each year/period

	For the Year Ended August 31,			Period Ended August 31,
	2021	2020	2019	2018(1)
Net asset value, beginning of year/period	$31.93	$22.92	$25.00	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)	0.10	0.14	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency (7)	6.46	8.95	(2.23)	0.01
Total income (loss) from investment operations	6.44	9.05	(2.09)	—

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from:
Net investment income	(0.15)	(0.04)	—	—
Total distributions	(0.15)	(0.04)	—	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees (See Note 6)	0.00 (3)	0.00 (3)	0.01	—

Net asset value, end of year/period	$38.22	$31.93	$22.92	$25.00

Total return	20.26%	39.56%	-8.33%	0.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$15,287	$11,974	$6,875	$2,500

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79%	0.79	%(5)
Net investment income (loss) to average net assets	(0.05)%	0.40%	0.64%	(0.78	)%(5)
Portfolio turnover rate (6)	44%	54%	35%	0	%(4)

(1)	Commencement of operations on August 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions
(7)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Notes to Financial Statements

August 31, 2021

NOTE 1 – ORGANIZATION

Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Loncar Cancer Immunotherapy ETF’s investment objective is to track the return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index. The Loncar China BioPharma ETF’s investment objective is to track the performance, before fees and expenses, of the Loncar China BioPharma Index. The Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF commenced operations on October 13, 2015, and August 14, 2018, respectively.

The end of the reporting period for the Funds is August 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Loncar Cancer Immunotherapy ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$44,429,359	$—	$—	$44,429,359
Short-Term Investments	26,348	—	—	26,348
Total Investments in Securities	$44,455,707	$—	$—	$44,455,707

Loncar China BioPharma ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,284,000	$—	$—	$15,284,000
Short-Term Investments	13,274	—	—	13,274
Total Investments in Securities	$15,297,274	$—	$—	$15,297,274

^	See Schedule of Investments to see breakdown of securities by industry group.

As of the end of the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, if any. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Loncar Cancer Immunotherapy ETF	$(432,159)	$432,159
Loncar China BioPharma ETF	$(2,827,086)	$2,827,086

During the current fiscal period, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Loncar Cancer Immunotherapy ETF	$432,159
Loncar China BioPharma ETF	2,827,086

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.79% at an annual rate based on each Fund’s average daily net assets.

The Adviser entered into an agreement with Loncar Investments, LLC (the “Sponsor”), pursuant to which the Sponsor agreed to (i) assist with the development of and provide other support to the Fund and (ii) assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee for its services under the arrangement. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$26,044,527	$26,657,074
Loncar China BioPharma ETF	$7,034,227	$6,260,207

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$3,203,511	$4,323,830
Loncar China BioPharma ETF	$7,170,006	$6,979,492

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2021 were as follows:

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
Tax cost of investments	$42,368,305	$15,813,688
Gross tax unrealized appreciation	$9,958,149	$2,687,887
Gross tax unrealized depreciation	(7,870,747)	(3,204,300)
Net tax unrealized appreciation (depreciation)	2,087,402	(516,413)
Undistributed ordinary income	2,316,669	1,061,000
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(18,827,075)	(730,562)
Distributable earnings (accumulated deficit)	$(14,423,004)	$(185,975)

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2021, the Funds did not elect to defer any late-year ordinary losses or post October losses.

At August 31, 2021, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
Loncar Cancer Immunotherapy ETF	$14,203,376	$4,623,699
Loncar China BioPharma ETF	$525,818	$204,744

During the fiscal year ended August 31, 2021, the Loncar Cancer Immunotherapy ETF utilized $4,628,335 in long-term capital loss carryforward.

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2021 was as follows:

Ordinary Income
Loncar Cancer Immunotherapy ETF	$432,179
Loncar China BioPharma ETF	$57,982

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2020 was as follows:

Ordinary Income
Loncar Cancer Immunotherapy ETF	$—
Loncar China BioPharma ETF	$17,106

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally only in blocks of 50,000 shares for the Loncar Cancer Immunotherapy ETF and 25,000 shares for Loncar China BioPharma ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Loncar Cancer Immunotherapy ETF is $150 and the Loncar China BioPharma ETF fee is $750, both payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Industry Risk. To the extent that the Funds invest more heavily in particular industry groups of the economy, their performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Loncar Cancer Immunotherapy ETF:

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2021 (Continued)

affected if one of its products is proven or alleged to be unsafe, ineffective, or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar China BioPharma ETF:

China Biopharma Risk. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government. In the event that a product is discovered to be not compliant with the government’s standards and specifications, the health department may revoke its approval of such product, or otherwise limit the use of such product. Additionally, the process of conducting research and various tests on new products before obtaining a new medicine certificate from the National Medical Products Administration (“NMPA”) and subsequent procedures may take several years, and the price of certain biopharma products may be regulated in China. Changes in these laws and regulations, including banning or limiting certain products, could have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies held by the Fund.

Currency Exchange Rate Risk. The Fund’s assets include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loncar ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Loncar ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Loncar Cancer Immunotherapy ETF	For the year ended August 31, 2021	For the years ended August 31, 2021 and 2020	For the years ended August 31, 2021, 2020, 2019, 2018 and 2017
Loncar China BioPharma ETF	For the year ended August 31, 2021	For the years ended August 31, 2021 and 2020	For the years ended August 31, 2021, 2020 and 2019 and for the period from August 14, 2018 (commencement of operations) through August 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Loncar ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2021

Loncar ETFs

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	51	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	51	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	51	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	51	None

Loncar ETFs

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021

Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018); Attorney, American Century Companies, Inc. (2014–2017)

Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016-2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021), Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).

Loncar ETFs

Trustees and Officers

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018, 2014-2017).
Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; Since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.loncarfunds.com.

Loncar ETFs

Expense Examples

For the Six-Months Ended August 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Loncar ETFs

Expense Examples

For the Six-Months Ended August 31, 2021 (Unaudited) (Continued)

Loncar Cancer Immunotherapy ETF

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 970.30	$3.92
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.22	$4.02

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Loncar China BioPharma ETF

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period (2)
Actual	$1,000.00	$1,016.60	$4.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Loncar ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Loncar ETFs

Approval of Sub-Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) between the Trust, on behalf of Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (each, a “Fund”, and together, the “Funds”), Exchange Traded Concepts, LLC (the “Adviser”), and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each Fund; (iv) the extent to which the sub-advisory fee for each Fund reflects economies of scale shared with such Fund’s respective shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to each Fund under the Agreement, noting the Sub-Adviser would continue to provide investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

Loncar ETFs

Approval of SUB-Advisory Agreement & Board Consideration
(Unaudited) (Continued)

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended December 31, 2020. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses.

Loncar Cancer Immunotherapy ETF: In comparing the Fund’s performance to that of its underlying index before fees and expenses, the Board noted that the Fund slightly underperformed for the one-year period, but performed in-line with its underlying index before fees and expenses for the three-year, five-year, and since inception periods.

Loncar China BioPharma ETF: The Board noted that the Fund slightly underperformed its underlying index before fees and expenses for the one-year and since inception periods. The Board further considered that the Sub-Adviser attributed such underperformance to the portion of the Fund’s portfolio held uninvested to accommodate on-going fund operations and expenses.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to each Fund.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund respective shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Loncar ETFs

Approval of SUB-Advisory Agreement & Board Consideration
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Loncar ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended August 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Loncar Cancer Immunotherapy ETF	31.25%
Loncar China BioPharma ETF	94.32%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2021 was as follows.

Loncar Cancer Immunotherapy ETF	30.11%
Loncar China BioPharma ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Loncar Cancer Immunotherapy ETF	0.00%
Loncar China BioPharma ETF	0.00%

Federal Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Loncar Cancer Immunotherapy ETF	$—	$—	—
Loncar China BioPharma ETF	$6,150	$0.0153750	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Loncar ETFs

Information About Portfolio Holdings

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.loncarfunds.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on its website at www.loncarfunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.loncarfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at www.loncarfunds.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider

Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF

Symbol – CNCR
CUSIP – 26922A826

Loncar China BioPharma ETF

Symbol – CHNA
CUSIP – 26922A370

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Loncar Cancer Immunotherapy ETF

	FYE 8/31/2021	FYE 8/31/2020
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$ 3,500	$ 3,000
All Other Fees	N/A	N/A

Loncar China BioPharma ETF

	FYE 8/31/2021	FYE 8/31/2020
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$ 3,500	$ 3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Loncar Cancer Immunotherapy ETF

	FYE 8/31/2021	FYE 8/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Loncar China BioPharma ETF

	FYE 8/31/2021	FYE 8/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Loncar Cancer Immunotherapy ETF

Non-Audit Related Fees	FYE 08/31/2021	FYE 08/31/2020
Registrant	N/A	N/A
Registrant's Investment Adviser	N/A	N/A

Loncar China BioPharma ETF

Non-Audit Related Fees	FYE 08/31/2021	FYE 08/31/2020
Registrant	N/A	N/A
Registrant's Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the "Act") and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11. Controls and Procedures.

(a)	The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/4/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/4/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/4/2021

* Print the name and title of each signing officer under his or her signature.